Schedule of Investments (unaudited)	iShares® Core Aggressive Allocation ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 46.5%
iShares Core S&P 500 ETF(a)	1,537,954	$636,036,256
iShares Core S&P Mid-Cap ETF(a)	154,983	38,632,613
iShares Core S&P Small-Cap ETF(a)	167,103	16,613,380
		691,282,249
Domestic Fixed Income — 17.3%
iShares Core Total USD Bond Market ETF(a)	5,414,754	257,904,733

International Equity — 33.0%
iShares Core MSCI Emerging Markets ETF(a)	2,404,916	125,656,861
iShares Core MSCI International Developed
Markets ETF(a)	6,143,790	364,511,061
		490,167,922
International Fixed Income — 3.1%
iShares Core International Aggregate Bond ETF(a)	893,353	45,498,468

Total Investment Companies — 99.9%
(Cost: $1,343,043,824)		1,484,853,372
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(b)	2,383,000	$2,383,000

Total Short-Term Investments — 0.2%
(Cost: $2,383,000)		2,383,000

Total Investments in Securities — 100.1%
(Cost: $1,345,426,824)		1,487,236,372

Other Assets, Less Liabilities — (0.1)%		(970,994)

Net Assets — 100.0%		$1,486,265,378

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$484	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,373,000	1,010,000	(b)	—	—	—	2,383,000	2,383,000	1,444		—
iShares Core International Aggregate Bond ETF	43,583,243	10,283,951		(4,050,337)	(16,196)	(4,302,193)	45,498,468	893,353	537,585		25,353
iShares Core MSCI Emerging Markets ETF	125,859,707	32,170,663		(7,851,686)	1,622,575	(26,144,398)	125,656,861	2,404,916	3,022,018		—
iShares Core MSCI International Developed Markets ETF	376,933,707	69,336,850		(28,904,525)	2,875,394	(55,730,365)	364,511,061	6,143,790	6,954,355		—
iShares Core S&P 500 ETF	614,119,744	119,839,448		(53,849,512)	20,084,304	(64,157,728)	636,036,256	1,537,954	6,823,177		—
iShares Core S&P Mid-Cap ETF	38,615,190	7,334,011		(3,993,219)	1,006,557	(4,329,926)	38,632,613	154,983	419,739		—
iShares Core S&P Small-Cap ETF	17,578,972	3,275,246		(2,341,109)	384,197	(2,283,926)	16,613,380	167,103	232,221		—
iShares Core Total USD Bond Market ETF	246,824,801	59,824,237		(16,082,652)	295,026	(32,956,679)	257,904,733	5,414,754	3,394,075		—
					$26,251,857	$(189,905,215)	$1,487,236,372		$21,385,098		$25,353

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core Aggressive Allocation ETF
April 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	6	06/17/22	$1,238	$(122,721)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,484,853,372	$—	$—	$1,484,853,372
Money Market Funds	2,383,000	—	—	2,383,000
	$1,487,236,372	$—	$—	$1,487,236,372

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(122,721)	$—	$—	$(122,721)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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